Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.51425%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,155,124.80

Principal:
Principal Collections	$26,381,139.35
Prepayments in Full	$12,277,979.99
Liquidation Proceeds	$417,746.49
Recoveries	$78,232.16
Sub Total	$39,155,097.99
Collections	$41,310,222.79

Purchase Amounts:
Purchase Amounts Related to Principal	$215,065.51
Purchase Amounts Related to Interest	$724.65
Sub Total	$215,790.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,526,012.95

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,526,012.95
Servicing Fee	$809,555.79	$809,555.79	$0.00	$0.00	$40,716,457.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,716,457.16
Interest - Class A-2a Notes	$34,393.46	$34,393.46	$0.00	$0.00	$40,682,063.70
Interest - Class A-2b Notes	$18,358.83	$18,358.83	$0.00	$0.00	$40,663,704.87
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$39,730,227.37
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$39,410,943.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,410,943.37
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$39,302,510.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,302,510.45
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$39,225,614.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,225,614.62
Regular Principal Payment	$35,657,268.87	$35,657,268.87	$0.00	$0.00	$3,568,345.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,568,345.75
Residual Released to Depositor	$0.00	$3,568,345.75	$0.00	$0.00	$0.00
Total		$41,526,012.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,657,268.87
Total					$35,657,268.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,928,972.02	$43.67	$34,393.46	$0.07	$22,963,365.48	$43.74
Class A-2b Notes	$9,388,171.75	$43.67	$18,358.83	$0.09	$9,406,530.58	$43.76
Class A-3 Notes	$3,340,125.10	$5.99	$933,477.50	$1.68	$4,273,602.60	$7.67
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$35,657,268.87	$19.32	$1,490,842.54	$0.81	$37,148,111.41	$20.13

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$22,928,972.02	0.0436659	$0.00	0.0000000
Class A-2b Notes	$9,388,171.75	0.0436659	$0.00	0.0000000
Class A-3 Notes	$557,300,000.00	1.0000000	$553,959,874.90	0.9940066
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$859,277,143.77	0.4655663	$823,619,874.90	0.4462468

Pool Information
Weighted Average APR	2.772%	2.768%
Weighted Average Remaining Term	40.28	39.44
Number of Receivables Outstanding	52,126	51,021
Pool Balance	$971,466,946.46	$931,842,712.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$900,775,716.78	$864,524,084.40
Pool Factor	0.4863796	0.4665411

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$67,318,628.11
Targeted Overcollateralization Amount	$108,222,837.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,222,837.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$332,302.61
(Recoveries)		87	$78,232.16
Net Loss for Current Collection Period			$254,070.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3138%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6100%
Second Prior Collection Period			0.3437%
Prior Collection Period			0.3729%
Current Collection Period			0.3204%
Four Month Average (Current and Prior Three Collection Periods)			0.4117%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2702	$9,496,450.10
(Cumulative Recoveries)			$1,120,772.57
Cumulative Net Loss for All Collection Periods			$8,375,677.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4193%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,514.60
Average Net Loss for Receivables that have experienced a Realized Loss			$3,099.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	474	$9,863,956.11
61-90 Days Delinquent	0.13%	53	$1,250,621.27
91-120 Days Delinquent	0.04%	16	$397,321.76
Over 120 Days Delinquent	0.05%	19	$467,744.59
Total Delinquent Receivables	1.29%	562	$11,979,643.73

Repossession Inventory:
Repossessed in the Current Collection Period		28	$631,752.04
Total Repossessed Inventory		50	$1,208,017.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1596%
Prior Collection Period			0.1343%
Current Collection Period			0.1725%
Three Month Average			0.1555%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2270%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer